DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities
Schedule of Net deferred tax assets and liabilities

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Deferred tax assets	5,624	3,291	517
Offset amount	(2,704)	(3,225)	(507)
Deferred tax assets after offsetting	2,920	66	10

Deferred tax liabilities before offsetting	13,130	5,769	908
Offset amount	(2,704)	(3,225)	(507)

Deferred tax liabilities after offsetting	10,426	2,544	401

Schedule of deferred income tax accounts

	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

As of January 1	(2,982)	7,506	1,182
Charged/(credited) to other capital reserve (i)	4,794	(4,463)	(702)
Charged/(credited) to the statement of profit or loss during the year (Note 8)	5,694	(159)	(25)
Currency translation differences	—	(406)	(64)

As of December 31	7,506	2,478	391

Schedule of deferred tax assets

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY
(As adjusted)
As of January 1, 2020	2,731	1,668	54	—	4,453
Credited/(charged) to the statement of profit or loss during the year	1,041	(430)	560	—	1,171

As of December 31, 2020	3,772	1,238	614	—	5,624

As of January 1, 2021 (As adjusted)	3,772	1,238	614	—	5,624
(Charged)/credited to the statement of profit or loss during the year	(1,629)	(698)	(160)	154	(2,333)

As of December 31, 2021	2,143	540	454	154	3,291
As of December 31, 2021 US$	337	85	71	24	517

(d)	Deferred tax liabilities

The components of deferred tax liabilities and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Financial asset at fair value through profit or loss	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY	CNY
(As adjusted)
As of January 1, 2020	—	1,405	66	1,471
Charged to the statement of profit or loss during the year	5,170	1,141	554	6,865
Charged to other capital reserves	4,794		—	4,794

As of December 31, 2020	9,964	2,546	620	13,130

As of January 1, 2021 (As adjusted)	9,964	2,546	620	13,130
(Credited)/charged to the statement of profit or loss during the year	(5,095)	2,724	(121)	(2,492)
Credit to other capital reserves	(4,463)	—	—	(4,463)
Foreign exchange difference	(406)	—	—	(406)

As of December 31, 2021	—	5,270	499	5,769
As of December 31, 2021 US$	—	829	79	908

Schedule of future taxable

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Deductible temporary differences with no deferred tax assets recognized	1,800	13,148	2,069
Tax losses with no deferred tax assets recognized	10,658	16,536	2,597

Total	12,458	29,684	4,666

Schedule of tax losses

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Year of expiration
2021	1,171	—	—
2022	1,065	1,065	168
2023	2,318	2,318	365
2024	1,835	1,835	289
2025	4,237	4,237	667
2026	—	7,040	1,108

Total	10,626	16,495	2,597